Other Payables	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Other Payables

Note 10. Other Payables

Components of other payables are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Accruals for operating expenses	2,013,700	2,224,964	285,879
Salary payable	1,456,681	2,093,828	269,030
Total other payables	3,470,381	4,318,792	554,909

Subsequent to the reporting date, the majority of these accrued expenses have been settled, and management continues to monitor and manage working capital prudently.